Short-Term Borrowings - Overnight maturity (Details) $ in Millions	Dec. 31, 2018 USD ($)
U.S. Government Securities Sold
Short-term Debt [Line Items]
Amortized cost of overnight maturity	$ 1,127
Fair value of overnight maturity	1,100
Repurchase Agreements
Short-term Debt [Line Items]
Amortized cost of overnight maturity	$ 1,082